Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.27475%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,849,950.76

Principal:
Principal Collections	$20,719,937.41
Prepayments in Full	$11,508,126.81
Liquidation Proceeds	$198,974.84
Recoveries	$121,949.50
Sub Total	$32,548,988.56
Collections	$34,398,939.32

Purchase Amounts:
Purchase Amounts Related to Principal	$592,434.95
Purchase Amounts Related to Interest	$2,512.87
Sub Total	$594,947.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,993,887.14

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,993,887.14
Servicing Fee	$514,925.58	$514,925.58	$0.00	$0.00	$34,478,961.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,478,961.56
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,478,961.56
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,478,961.56
Interest - Class A-3 Notes	$815,335.67	$815,335.67	$0.00	$0.00	$33,663,625.89
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$33,320,844.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,320,844.89
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$33,192,578.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,192,578.22
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$33,103,101.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,103,101.55
Regular Principal Payment	$30,048,969.54	$30,048,969.54	$0.00	$0.00	$3,054,132.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,054,132.01
Residual Released to Depositor	$0.00	$3,054,132.01	$0.00	$0.00	$0.00
Total		$34,993,887.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,048,969.54
Total					$30,048,969.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,048,969.54	$54.90	$815,335.67	$1.49	$30,864,305.21	$56.39
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$30,048,969.54	$19.03	$1,375,860.01	$0.87	$31,424,829.55	$19.90

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$322,905,214.88	0.5899860	$292,856,245.34	0.5350829
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$532,015,214.88	0.3369637	$501,966,245.34	0.3179316

Pool Information
Weighted Average APR	3.324%	3.321%
Weighted Average Remaining Term	35.29	34.47
Number of Receivables Outstanding	37,020	36,011
Pool Balance	$617,910,700.16	$584,649,842.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$568,913,821.95	$538,365,939.54
Pool Factor	0.3575873	0.3383391

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$46,283,902.60
Targeted Overcollateralization Amount	$82,683,596.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,683,596.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$241,384.01
(Recoveries)		92	$121,949.50
Net Loss for Current Collection Period			$119,434.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2319%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1355%
Second Prior Collection Period			0.0841%
Prior Collection Period			0.5817%
Current Collection Period			0.2384%
Four Month Average (Current and Prior Three Collection Periods)			0.2599%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,971	$12,145,441.22
(Cumulative Recoveries)			$1,693,601.56
Cumulative Net Loss for All Collection Periods			$10,451,839.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6049%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,088.00
Average Net Loss for Receivables that have experienced a Realized Loss			$3,517.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	269	$5,358,306.93
61-90 Days Delinquent	0.15%	37	$886,343.98
91-120 Days Delinquent	0.03%	9	$187,176.93
Over 120 Days Delinquent	0.10%	29	$566,435.15
Total Delinquent Receivables	1.20%	344	$6,998,262.99

Repossession Inventory:
Repossessed in the Current Collection Period		23	$550,857.90
Total Repossessed Inventory		59	$1,446,866.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2685%
Prior Collection Period			0.2485%
Current Collection Period			0.2083%
Three Month Average			0.2417%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2805%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer